Share-based Compensation - Summary of Share Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Number of Options, Beginning Balance	2,993,641
Number of Options, Granted	2,388,128
Number of Options, Forfeited	(145,917)
Number of Options, Ending Balance	5,235,852	2,993,641
Number of Options, Exercisable	1,227,003
Number of Options, Unvested	4,008,849
Weighted Average Exercise Price, Beginning Balance	$ 6.18
Weighted Average Exercise Price, Granted	1.15
Weighted Average Exercise Price, Forfeited	5.71
Weighted Average Exercise Price, Ending Balance	4.06	$ 6.18
Weighted Average Exercise Price, Exercisable	7.70
Weighted Average Exercise Price, Unvested	$ 2.95
Weighted Average Remaining Contractual Term	8 years 9 months	8 years 6 months 3 days
Weighted Average Remaining Contractual Term, Exercisable	7 years 6 months 10 days
Weighted Average Remaining Contractual Term, Unvested	9 years 1 month 17 days
Aggregate Intrinsic Value, Beginning Balance	$ 150
Aggregate Intrinsic Value, Ending Balance	247	$ 150
Aggregate Intrinsic Value, Unvested	$ 247